Fair Value Measurements - Additional Information (Detail) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Deferred debt issuance cost	$ 7,800,000	$ 6,700,000
Restricted cash	0	0
Transfer between levels	$ 0	$ 0